TOUCHSTONE
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                                The Mark of Excellence in Investment Management



November 4, 2002

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Touchstone Tax-Free Trust
     File Nos. 2-72101 and 811-3174
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Touchstone Tax-Free Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 56) has been filed electronically.

Very truly yours,

/s/ Betsy Santen

Betsy Santen
Assistant Secretary




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